SIGNIFICANT ACCOUNTING POLICIES (Concentrations of credit risk) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
January 1,	$ 2,225	$ 1,898
Charges to expenses	(340)	974
Write offs	(524)	(544)
Foreign currency translation adjustments	(140)	(103)
December 31,	$ 1,221	$ 2,225